DISCONTINUED OPERATIONS (Detail Textuals) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 12, 2013	Oct. 16, 2012	May 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of assets, net of transaction fees						$ 10,142
Gain on sale of assets, net of transaction fees					$ 250	2,770
Purchase price released from escrow			$ 1,300
Working capital adjustment provisions			$ 250
Asset Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Additional consideration not receivable						300
Purchase price released from escrow	$ 1,300
Working capital adjustment provisions	250
Life Science
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of assets, net of transaction fees	16,000
Gain on sale of assets, net of transaction fees	$ 2,345
Costs related to the acquisition, previously expensed, to be reclassified to discontinued operations				$ 125
Food pathogens and AG-GMO products assets
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of assets, net of transaction fees		$ 12,075
Gain on sale of assets, net of transaction fees		$ 9,882
Food pathogens and AG-GMO products assets | Additional consideration if it is able to meet certain conditions as provided for in the Asset Purchase Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of assets, net of transaction fees						300
Additional consideration receivable, maximum						$ 600